UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

EPH China Fund
SCHEDULE OF INVESTMENTS - As of March 31, 2010 (Unaudited)

Number		Value
of Shares
	Common Stocks – 98.3%
	Consumer Discretionary – 22.7%
874,000	Ajisen China Holdings Ltd.	$863,143
730,000	Anta Sports Products Ltd.	1,202,741
472,000	Cafe de Coral Holdings Ltd.	1,111,018
1,400,000	China Lilang Ltd.*	1,358,735
110,000	China MediaExpress Holdings, Inc.*	1,516,900
50,000	Focus Media Holding Ltd. ADR*	913,000
1,300,000	Geely Automobile Holdings Ltd.	686,697
600,000	Golden Eagle Retail Group Ltd.	1,197,504
2,200,000	Hengdeli Holdings Ltd.	937,322
382,000	Ports Design Ltd.	968,234
1,816,000	Sa Sa International Holdings Ltd.	1,416,406
596,000	Texwinca Holdings Ltd.	656,761
1,200,000	XTEP International Holdings	955,348
		13,783,809
	Consumer Staples – 16.2%
1,520,000	Chaoda Modern Agriculture Holdings Ltd.	1,617,503
676,000	China Agri-Industries Holdings Ltd.	931,586
963,000	China Green Holdings Ltd.	1,211,401
288,000	China Resources Enterprise Ltd.	1,068,188
246,000	China Yurun Food Group Ltd.	750,830
2,000,000	Global Bio-Chem Technology Group Co., Ltd.	501,581
120,000	Hengan International Group Co., Ltd.	894,566
336,000	Lianhua Supermarket Holdings Co., Ltd.	1,208,250
100,000	QKL Stores, Inc.*	645,000
80,000	Zhongpin, Inc.*	1,016,000
		9,844,905
	Energy – 9.1%
1,150,000	Anhui Tianda Oil Pipe Co., Ltd.	553,060
700,000	China Oilfield Services Ltd.	1,026,697
250,000	China Shenhua Energy Co., Ltd.	1,079,000
772,000	CNOOC Ltd.	1,274,564
2,500,000	Shengli Oil & Gas Pipe Holdings Ltd.*	544,161
450,000	Yanzhou Coal Mining Co., Ltd.	1,082,765
		5,560,247
	Financials – 8.3%
150,000	Bank of East Asia Ltd.	550,823
930,000	China Construction Bank Corp.	760,302
220,000	China Everbright Ltd.	587,611
226,000	China Life Insurance Co., Ltd.	1,083,016
124,000	Ping An Insurance Group Co. of China Ltd.	1,065,982
4,346,000	Renhe Commercial Holdings Co., Ltd.	1,006,366
		5,054,100

EPH China Fund
SCHEDULE OF INVESTMENTS - As of March 31, 2010 (Unaudited)

Number		Value
of Shares
	Health Care – 1.2%
1,920,000	Sino Biopharmaceutical	$753,286

	Industrials – 10.3%
170,000	Beijing Enterprises Holdings Ltd.	1,180,840
526,000	China High Speed Transmission Equipment Group Co., Ltd.	1,160,889
200,000	Dongfang Electric Corp., Ltd.	1,137,073
60,000	Jinpan International Ltd.	1,248,000
1,350,000	Lonking Holdings Ltd.	1,006,747
614,000	Zhejiang Expressway Co., Ltd.	553,626
		6,287,175
	Information Technology – 9.4%
682,000	AAC Acoustic Technologies Holdings, Inc.	1,138,633
120,000	Cogo Group, Inc.*	838,800
799,800	Comba Telecom Systems Holdings Ltd.	1,022,009
3,250,000	Inspur International Ltd.	426,204
289,000	Kingboard Chemical Holdings Ltd.	1,312,823
2,500,000	Kingdee International Software Group Co., Ltd.	973,983
		5,712,452
	Materials – 18.1%
2,400,000	China Forestry Holdings Ltd.*	1,069,517
110,000	China Gerui Advanced Materials Group Ltd.*	833,800
1,564,000	Fufeng Group Ltd.	1,043,580
794,000	Fushan International Energy Group Ltd.	602,251
552,000	Huabao International Holdings Ltd.	662,677
2,760,000	Hunan Non-Ferrous Metal Corp., Ltd.	1,113,953
1,400,000	Lee & Man Paper Manufacturing Ltd.	1,092,088
4,000,000	Lumena Resources Corp.*	1,228,296
900,000	Yingde Gases*	993,121
1,002,000	Yip's Chemical Holdings Ltd.	926,007
100,000	Yongye International, Inc.*	808,000
330,000	Zhaojin Mining Industry Co., Ltd.	643,586
		11,016,876
	Utilities – 3.0%
958,000	Guangdong Investment Ltd.	517,752
500,000	Xinao Gas Holdings Ltd.	1,274,109
		1,791,861

	Total Common Stocks (Cost $52,293,417)	59,804,711

EPH China Fund
SCHEDULE OF INVESTMENTS - As of March 31, 2010 (Unaudited)

Principal		Value
Amount
	Short-Term Investments – 1.2%
$705,798	UMB Money Market Fiduciary, 0.03%†	$705,798

	Total Short-Term Investments (Cost $705,798)	705,798

	Total Investments – 99.5% (Cost $52,999,215)	60,510,509
	Other Assets less Liabilities – 0.5%	326,615
	Total Net Assets – 100.0%	$60,837,124

*	Non-income producing security
†	The rate quoted is the annualized seven-day yield of the Fund at the period end.
ADR - American Depositary Receipt

 See accompanying Notes to the Schedule of Investments.

EPH China Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2010

Note 1 – Organization:
The EPH China Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is long term capital appreciation. The Fund commenced investment operations on July 31, 2009.

Note 2 – Significant Accounting Policy:
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the New York Stock Exchange prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

EPH China Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2010

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At March 31, 2010, the Fund had the following forward contracts outstanding:

					Current	Unrealized
Settlement Date	Receive		Deliver		Value	Loss
	Contract to Buy

April 1, 2010	1,225,966	HKD	157,904	USD	157,899	($5)

	Contract to Sell

April 1, 2010	451,274	USD	3,504,147	HKD	451,318	($44)

	Net unrealized loss on forward contracts					($49)

Note 3 – Federal Income Tax Information
At March 31 2010, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of Investments	$52,999,215

Unrealized appreciation	$8,694,931
Unrealized depreciation	(1,183,639)
Net unrealized appreciation on investments and foreign currency translations	$7,511,292

Note 4 – Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

EPH China Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2010

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s assets carried at fair value:

		Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary		$2,429,900	$11,353,909	$-	$13,783,809
Consumer Staples		1,661,000	8,183,905	-	9,844,905
Energy		544,161	5,016,086	-	5,560,247
Financials		-	5,054,100	-	5,054,100
Health Care		-	753,286	-	753,286
Industrials		1,248,000	5,039,175	-	6,287,175
Information Technology		838,800	4,873,652	-	5,712,452
Materials		2,711,317	8,305,559	-	11,016,876
Utilities		-	1,791,861	-	1,791,861
Short-Term Investments		705,798	-	-	705,798
Total Investments, at Value		10,138,976	50,371,533	-	60,510,509
Other Financial Instruments*
Forward Foreign Currency Exchange	Contracts to Buy	157,899	-	-	157,899
Total Assets		$10,296,875	$50,371,533	$-	$60,668,408

Liabilities Table
Other Financial Instruments*
Forward Foreign Currency Exchange	Contracts to Sell	$(451,318)	$-	$-	$(451,318)
Total Liabilities		$(451,318)	$-	$-	$(451,318)

*Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EPH China Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2010

Note 5 – Derivatives and Hedging Disclosure:
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund held two outstanding forward contracts as of March 31, 2010 (see Note 2(c)).

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.

For the period July 31, 2009 through March 31, 2010, the Fund entered into 95 forward contracts resulting in a realized loss of ($6,875).

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	May 26, 2010

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	May 26, 2010

* Print the name and title of each signing officer under his or her signature.